Commitments and Contingencies (Details) - USD ($)								1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 27, 2023	Nov. 21, 2023	Oct. 18, 2023	Mar. 01, 2023	Jan. 16, 2023	Apr. 14, 2021	Mar. 18, 2021	Jul. 25, 2023	May 23, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 13, 2024	Jun. 30, 2024	Nov. 16, 2023	Sep. 30, 2023	Jul. 14, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 16, 2023	Feb. 24, 2023	Dec. 31, 2022	Jan. 13, 2021	Nov. 30, 2020
Commitments and Contingencies (Details) [Line Items]
Leases expire										2025 years
C ontract payments																							$ 600,000
Deferred fees											$ 104,000
Ordinary share, par value (in Dollars per share)										$ 0.0001	$ 0.00001										$ 0.00001
Price per share (in Dollars per share)											$ 10	$ 12
Deferred fees										$ 1,750,000
Unconditional purchase obligations
PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Lock-up period											30 days
Deferred underwriting commissions											$ 11,172,572
Deferred underwriting discount					$ 11,172,572
Investor fund			$ 15					$ 1,090,000
Business combination payment in cash, description											1 Class A ordinary share for each $10 of the Capital Calls
Subscription agreement											$ 5,000
Sponsor capital											$ 160,000
Investor’s capital								750,000
Initial draw amount								$ 750,000
Shares issued (in Shares)			74,695								1,341,140
Price per share (in Dollars per share)			$ 12.5
Paid to sponsor	$ 250,000	$ 249,975
Working capital requirements											$ 2,359,975
Redemption price (in Dollars per share)											$ 10.92										10.15
Deferred fees			$ 750,000
PLUM ACQUISITION CORP. I [Member] | Warrant [Member]
Commitments and Contingencies (Details) [Line Items]
Price per warrant (in Dollars per share)								$ 1.5
PLUM ACQUISITION CORP. I [Member] | Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)											281,236
PLUM ACQUISITION CORP. I [Member] | Initial Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			$ 12.5
PLUM ACQUISITION CORP. I [Member] | Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Sponsor transfer, description											0.75 shares of Class A ordinary share for each dollar
Subscription agreement								$ 5,000
Price per share (in Dollars per share)																						$ 0.003
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary share, par value (in Dollars per share)											$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Investor fund			$ 15
Sponsor transfer, description											0.75 of a Class A ordinary share for each dollar
Shares issued (in Shares)			74,695
Price per share (in Dollars per share)			$ 12.5
Redemption price (in Dollars per share)															$ 10.15		$ 10.15	$ 10.15
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | SPAC [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			431,735
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Initial Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			$ 12.5
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | VWAP [Member]
Commitments and Contingencies (Details) [Line Items]
Exceeds price (in Dollars per share)			12.5
Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | De-SPAC [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			12.5
Price per share (in Dollars per share)			$ 15
Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Deposits in trust account																				$ 480,000
Deposit from trust account											$ 160,000
Investor fund								1,090,000											$ 1,500,000
Business combination payment in cash, description											1 Class A ordinary share for each $10 of the Capital Calls
Subscription agreement											$ 5,000
Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Working capital														$ 800,000
Working capital requirements									$ 270,000
Subscription Agreement [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Trust account per share (in Dollars per share)																				$ 0.12
Ordinary share, par value (in Dollars per share)																				$ 0.0001
Public share redemption (in Dollars per share)											$ 0.04
Investor fund																$ 1,500,000
A&R Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination payment in cash, description											1 Class A ordinary share for each $10 of the Capital Calls
A&R Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | SPAC [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			71,956
A&R Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | Initial Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			71,956
Price per share (in Dollars per share)			$ 15
Exceeds price (in Dollars per share)			15
A&R Subscription Agreement [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | Initial Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			12.5
Second Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			$ 12.5
Paid to sponsor								750,000
Working capital requirements								$ 1,090,000
Second Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | SPAC [Member]
Commitments and Contingencies (Details) [Line Items]
Investors agreement			$ 750,000
Second Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | VWAP [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			74,695
Second Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | Subscription Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Price per share (in Dollars per share)			$ 12.5
Second Subscription Agreement [Member] | PLUM ACQUISITION CORP. I [Member] | VWAP [Member] | SPAC [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			74,695
Second Subscription Agreement [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			448,169
Price per share (in Dollars per share)			$ 15
Price per share (in Dollars per share)			$ 12.5
Second Subscription Agreement [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member] | SPAC [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued (in Shares)			448,169
Price per share (in Dollars per share)			$ 15
Forward Purchase Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issuances, net of transaction costs (in Shares)				2,500,000
Price per share (in Dollars per share)											$ 10
Beneficially own greater than				9.90%
Redemption price (in Dollars per share)											0.6
Amount to redemption price (in Dollars per share)											0.6
Repay per share (in Dollars per share)											$ 10
Over-Allotment Option [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issuances, net of transaction costs (in Shares)						1,921,634					4,500,000
Price per share (in Dollars per share)						$ 10
Over-Allotment Option [Member] | PLUM ACQUISITION CORP. I [Member] | Founder Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issuances, net of transaction costs (in Shares)						1,921,634
Over-Allotment Option [Member] | Underwriting Agreement [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting option							45 days
Common stock issuances, net of transaction costs (in Shares)						1,921,634	4,500,000
Paid to underwriter							$ 384,327
IPO [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issuances, net of transaction costs (in Shares)						1,921,634	30,000,000
Paid to underwriter							$ 6,000,000
Price per share (in Dollars per share)						$ 10	$ 10
Working capital											$ 7,590,471
IPO [Member] | Class A Ordinary Shares [Member] | PLUM ACQUISITION CORP. I [Member]
Commitments and Contingencies (Details) [Line Items]
Common stock issuances, net of transaction costs (in Shares)											31,921,634
Price per share (in Dollars per share)											$ 0.0001